Leases (Details) - Schedule of Supplemental Information Related to Finance Leases ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Schedule of Supplemental Information Related to Finance Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	¥ 15,039	$ 95	¥ 14,315	¥ 4,766
Finance lease right-of-use assets obtained in exchange for lease liabilities			¥ 3,996	¥ 47,147
Weighted average remaining lease term (in years)	1 year 9 months 18 days	1 year 9 months 18 days	2 years 8 months 12 days	3 years 8 months 12 days
Weighted average discount rate (IBR)	2.58%	2.58%	2.59%	2.56%